UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04443

 NAME OF REGISTRANT:                     Eaton Vance Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010



 Eaton Vance Investment Trust
 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number        N/A

Eaton Vance California Limited Maturity Municipal Income Fund, a series of Eaton
 Vance Investment Trust
 (Exact name of registrant as specified in charter)

Two International Place, Boston, Massachusetts, 02110
 (Address of principal executive offices)(Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  3/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance California Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance AMT-Free Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust
 (Exact name of registrant as specified in charter)

Two International Place, Boston, Massachusetts, 02110
 (Address of principal executive offices)(Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  3/31
 Date of reporting period: 7/1/09-6/30/10

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

Eaton Vance Massachusetts Limited Maturity Municipal Income
 Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)(Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  3/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Massachusetts Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance National Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)(Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  3/31
 Date of reporting period: 7/1/09-6/30/10


Eaton Vance National Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance New Jersey Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)(Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  3/31
 Date of reporting period: 7/1/09-6/30/10

Eaton Vance New Jersey Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance New York Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)(Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  3/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance New York Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Ohio Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)(Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  3/31
 Date of reporting period: 7/1/09-6/30/10

 During the period, shareholders approved a merger of the Fund into Eaton Vance National Limited Maturity
 Municipal Income Fund.

Eaton Vance Ohio Limited Maturity Municipal Income Fund
---------------------------------------------------------------------------------------------------------------------
During the peiod, the Fund hled not securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)(Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  3/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Investment Trust
By (Signature)       /s/ Cynthia J. Clemson
Name                 Cynthia J. Clemson
Title                President
Date                 08/30/2010